SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SHARE CAPITAL [Text Block]
8.	SHARE CAPITAL

The Company is authorized to issue an unlimited number of common shares without par value.

On March 16, 2017, the Company settled the convertible debt including principal and a portion of the interest accrued by issuing a total of 7,489,898 common shares (Note 6).

There were no shares issued in the year ended December 31, 2016.